Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,418,000	$ 39,535,000	$ 37,298,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	42,609,000	41,370,000	36,325,000
Accretion on asset retirement obligations	2,356,000	1,896,000	1,956,000
Accretion on interest-free debt	57,000	222,000	210,000
Amortization of deferred revenue	(1,553,000)	(929,000)	(532,000)
Amortization of advance royalties	270,000	244,000	1,104,000
Amortization of debt issuance costs	1,295,000	1,075,000	1,043,000
Amortization of actuarial gain	(145,000)	(295,000)	0
Provision for doubtful accounts			(19,000)
Equity in net loss/(income) of unconsolidated affiliates	4,729,000	(5,757,000)	(2,988,000)
Distribution from unconsolidated affiliate		2,958,000	3,351,000
Loss on retirement of advance royalties	182,000	100,000	79,000
(Gain) on sale/disposal of assets-net	(10,359,000)	(4,878,000)	(3,172,000)
Loss on impairment of assets	1,667,000	0	0
Equity-based compensation	605,000	873,000	727,000
Changes in assets and liabilities:
Accounts receivable	7,441,000	6,465,000	(7,253,000)
Inventories	163,000	(3,114,000)	6,000
Advance royalties	(1,517,000)	(1,687,000)	(905,000)
Prepaid expenses and other assets	(1,395,000)	1,341,000	(115,000)
Accounts payable	(2,036,000)	(5,540,000)	4,435,000
Accrued expenses and other liabilities	(135,000)	6,497,000	(643,000)
Asset retirement obligations	(2,240,000)	(1,108,000)	(4,722,000)
Postretirement benefits	318,000	476,000	731,000
Net cash provided by operating activities	51,730,000	79,744,000	66,916,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant, and equipment	(54,522,000)	(61,772,000)	(91,856,000)
Proceeds from sales/recoveries of property, plant, and equipment	12,489,000	5,479,000	3,415,000
Proceeds from sale of coal properties and related assets and liabilities			20,000,000
Principal payments received on notes receivable		11,945,000	5,780,000
Cash paid from issuance of notes receivable	(205,000)	(11,945,000)	(5,780,000)
Changes in restricted cash	1,079,000	3,000	34,000
Investment in unconsolidated affiliates	(2,749,000)	(2,114,000)
Acquisition of coal companies and other properties			(119,617,000)
Net cash used in investing activities	(43,908,000)	(58,404,000)	(188,024,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on line of credit	185,300,000	212,300,000	338,200,000
Repayments on line of credit	(175,510,000)	(192,050,000)	(229,670,000)
Proceeds from issuance of long-term debt		2,973,000	1,379,000
Repayments on long-term debt	(2,350,000)	(2,994,000)	(3,550,000)
Payments on debt issuance costs	(980,000)		(3,758,000)
Proceeds from issuance of common units, net of underwriting costs	14,788,000		66,916,000
Payment of offering costs	(214,000)	(7,000)	(569,000)
Net settlement of withholding taxes on employee unit awards vesting	(85,000)	(145,000)	(281,000)
General partner's contributions	330,000	13,000	1,450,000
Distributions to unitholders	(29,139,000)	(41,418,000)	(48,636,000)
Net cash (used in) provided by financing activities	(7,860,000)	(21,328,000)	121,481,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(38,000)	12,000	373,000
CASH AND CASH EQUIVALENTS-Beginning of period	461,000	449,000	76,000
CASH AND CASH EQUIVALENTS-End of period	$ 423,000	$ 461,000	$ 449,000